CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating Activities
Net income	$ 153,501	$ 72,790
(Income) loss from discontinued operations, net of taxes	(25,967)	25,944
Income from continuing operations	127,534	98,734
Adjustments to reconcile income from continuing operations to net cash provided by (used in) operating activities - continuing operations:
Depreciation and amortization	48,395	52,635
Impairment of goodwill	36,684	0
Impairment, Long-Lived Asset, Held-for-Use	1,277	0
Net gain on sale of assets and asset write-offs	(328)	(14,696)
Net gain on sale of business	(75,945)	0
Unrealized Gain (Loss) on Investments	(7,096)	1,015
Stock-based compensation expense	4,133	2,768
Equity method earnings	(6,408)	(6,166)
Amortization of debt discounts and debt issuance costs	4,780	3,186
Deferred tax (benefit) expense	(12,704)	48
Pension and other postretirement benefit plan expense	1,088	3,091
Dividends received from equity method investments	4,193	5,105
Other	(110)	(1,179)
Changes in operating assets and liabilities:
Receivables, net of allowances	(127,190)	(36,994)
Inventories	(3,772)	44,282
Prepaids, other current assets and other assets	(7,282)	(13,790)
Accounts payable, accrued liabilities and other liabilities	18,009	(61,295)
Net cash provided by operating activities - continuing operations	5,258	76,744
Investing activities
Sales of assets	1,898	18,562
Capital expenditures	(35,693)	(35,595)
Proceeds from sale of business, net of transaction costs	115,845	0
Insurance proceeds	527	1,850
Purchases of investments	(260)	(1,150)
(Purchases) sales of unconsolidated affiliates	(388)	1,498
Other	(2,579)	(1,677)
Net cash provided by (used in) investing activities - continuing operations	79,350	(16,512)
Financing activities
Proceeds from borrowings and overdrafts	908,034	869,701
Repayments on borrowings and overdrafts	(1,021,795)	(889,593)
Dividends paid to shareholders	(15,189)	(15,184)
Dividends paid to noncontrolling interests	(19,445)	(16,174)
Other noncontrolling interest activity, net	0	(480)
Payment of contingent consideration	(996)	(1,169)
Net cash (used in) financing activities - continuing operations	(149,391)	(52,899)
Effect of foreign exchange rate changes on cash	(8,079)	3,210
Net cash provided by (used in) operating activities - discontinued operations	18,464	(2,898)
Net cash used in investing activities - discontinued operations	(1,720)	(5,410)
Cash provided by discontinued operations, net	16,744	(8,308)
(Decrease) increase in cash and cash equivalents	(56,118)	2,235
Cash and cash equivalents at beginning of period, including discontinued operations	277,005	228,840
Cash and cash equivalents at end of period, including discontinued operations	220,887	231,075
Income tax payments, net of refunds	(56,096)	(39,323)
Interest payments on borrowings	$ (33,832)	$ (41,159)